Segment Information (Details) - Schedule of assets and liabilities information for the group’s operating segments - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
UK [Member]
At June 30, 2022
Assets	£ 1,166,334	£ 1,002,796
Liabilities	796,145	401,758
EU [Member]
At June 30, 2022
Assets	284,215	176,993
Liabilities	130,927	67,342
Total Segments [Member]
At June 30, 2022
Assets	1,450,549	1,179,789
Liabilities	927,072	469,100
Central Costs [Member]
At June 30, 2022
Assets
Liabilities
Consolidated [Member]
At June 30, 2022
Assets	1,450,549	1,179,789
Liabilities	£ 927,072	£ 469,100